Application of New and Amended International Financial Reporting Standards - Additional Information (Detail)	Jan. 01, 2019
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Weighted average incremental borrowing rate applied to lease liabilities	0.85%